Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) - $ / Perbarrel	3 Months Ended			12 Months Ended			48 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Jan. 31, 2026	Dec. 31, 2025	Oct. 31, 2025	Jan. 31, 2030	Dec. 31, 2029	Oct. 31, 2029
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel							43
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel				26
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel							64	66
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel				65	69
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel				84
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel							70
Canadian unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		7.00%	6.90%
US unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage			4.20%
Canada GDP growth rate [member] | Above Q4 2024 Levels [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	1.20%
U.S. GDP growth rate [member] | Above Q4 2024 Levels [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	1.60%
Canadian housing price index [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage				0.90%		0.70%			3.00%
Canadian housing price index [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage							3.00%
Canadian housing price index [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage				10.90%
Canadian housing price index [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage							9.60%
Canadian housing price index [member] | Alternative Downside Scenario [Member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage				(30.00%)
Canadian housing price index [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage							4.20%